Note 21 (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
(In thousands)	Fair Value Hierarchy	Fair Value at July 31, 2012	Fair Value at October 31, 2011

Mortgage loans held for sale (1)	Level 2	$91,898	$73,126
Interest rate lock commitments	Level 2	326	142
Forward contracts	Level 2	(871)	(1,096)
		$91,353	$72,172

Fair Value, Option, Quantitative Disclosures [Table Text Block]
	Three Months Ended July 31, 2012
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$863	$193	$(257)
	Three Months Ended July 31, 2011
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$11	$(72)	$186
	Nine Months Ended July 31, 2012
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$417	$184	$225
	Nine Months Ended July 31, 2011
(In thousands)	Loans Held For Sale	Interest Rate Lock Commitments	Forward Contracts

Changes in fair value included in net income (loss), all reflected in financial services revenues	$(369)	$235	$(573)

Fair Value Measurements, Nonrecurring [Table Text Block]
		Three Months Ended July 31, 2012

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$-	$-	$-
Land and land options held for future development or sale	Level 3	$635	$(165)	$470
		Three Months Ended July 31, 2011

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$14,827	$(4,445)	$10,382
Land and land options held for future development or sale	Level 3	$1,864	$(689)	$1,175
		Nine Months Ended July 31, 2012

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$6,978	$(2,714)	$4,264
Land and land options held for future development or sale	Level 3	$17,131	$(2,693)	$14,438
		Nine Months Ended July, 2011

(In thousands)	Fair Value Hierarchy	Pre-Impairment Amount	Total Losses	Fair Value

Sold and unsold homes and lots under development	Level 3	$81,532	$(18,472)	$63,060
Land and land options held for future development or sale	Level 3	$45,294	$(9,734)	$35,560